United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Quarter Ended June 30, 1999

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
				  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Apex Capital, LLC
Address: 	Pine Grove
		4 Orinda Way, Suite 240-B
		Orinda, CA  94563

13F File Number:  28-6260

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Sanford J. Colen
Title:		Manager & Principal
Phone:		925-253-1800
Signature, Place, and Date of Signing:

	Sanford J. Colen, 	Orinda, CA		July 23, 1999


Report Type (Check only one.):

[ x ]	13F Holdings Report.

[   ]	13F Notice.

[   ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	69

Form 13F Information Table Value Total:	$159,404


List of Other Included Managers:

No.	13F File Number		Name:
01	28-6260			Apex Capital, LLC


Form 13F Information Table

Item 1:				Item 2:		Item 3:		Item 4: 	 	Item 5: 		Item 6:		Item 7:	     Item 8:
Name of Issuer			Title of Class	CUSIP	 	Value 		 Shares / 	Investment	Other	     Voting Authority (Shares)
			 					(x $1000) 	 Prn Amt 	Discretion	Mangers	     Sole	Shared	None

ACTEL CORP			common stock	4934105	 	 $      1,475 	100,000		other		1	     	100,000
AFFILIATED MANAGERS GRP	common stock	8252108		 $      1,796 	59,500		other		1		59,500
AIRBORNE FREIGHT CORP	common stock	9266107	 	 $      2,035 	73,500		other		1		73,500
ALLIED WASTE INDUS INC	common stock	19589308	 $      1,383 	70,000		other		1		70,000
AMERICREDIT CORP		common stock	03060R101	 $      9,600 	600,000		other		1		600,000
AMGEN INC			common stock	31162100	 $      1,826 	30,000		other		1		30,000
ANADARKO PETROLEUM 	common stock	32511107	 $      2,209 	60,000		other		1		60,000
APACHE CORP			common stock	37411105	 $      2,340 	60,000		other		1		60,000
ASSOCIATED GROUP INC-CL B	common stock	45651205	 $         332 	5,100		other		1		5,100
ATLAS AIR INC			common stock	49164106	 $      1,451 	45,000		other		1		45,000
AVIGEN INC			common stock	53690103	 $         469 	78,210		other		1		78,210
BAKER (J.) INC			common stock	57232100	 $      2,760 	320,000		other		1		320,000
BARD (C.R.) INC		common stock	67383109	 $      2,391 	50,000		other		1		50,000
CAIS INTERNET INC		common stock	12476Q102	 $         448 	24,400		other		1		24,400
CANDIE'S INC			common stock	137409108	 $         280 	91,449		other		1		91,449
CAVANAUGHS HOSPITALITY 	common stock	149564106	 $      2,181 	258,500		other		1		258,500
CLARK (DICK) PROD INC	common stock	181512104	 $         225 	16,206		other		1		16,206
COASTAL CORP		common stock	190441105	 $      2,818 	70,000		other		1		70,000
COMPUTER HORIZONS CORP	common stock	205908106	 $         677 	49,000		other		1		49,000
COSTCO COMPANIES INC	common stock	22160Q102	 $      3,603 	45,000		other		1		45,000
COUNTRYWIDE CREDIT IND 	common stock	222372104	 $      5,857 	137,000		other		1		137,000
DRIL-QUIP			common stock	262037104	 $         401 	17,500		other		1		17,500
ENDOCARE INC		common stock	29264P104	 $         216 	36,000		other		1		36,000
FILENET CORP			common stock	316869106	 $         543 	47,500		other		1		47,500
GUESS? INC			common stock	401617105	 $         986 	71,400		other		1		71,400
HEARST-ARGYLE TELEVISION	common stock	422317107	 $      1,841 	76,700		other		1		76,700
HOLLINGER INTERNATIONAL 	common stock	435569108	 $      1,207 	101,600		other		1		101,600
HOME PRODUCTS INTL INC	common stock	437305105	 $      1,296 	152,500		other		1		152,500
IGEN INTERNATIONAL INC	common stock	449536101	 $      3,961 	136,000		other		1		136,000
IMC GLOBAL INC		common stock	449669100	 $      1,043 	60,000		other		1		60,000
IMS HEALTH INC		common stock	449934108	 $      3,125 	100,000		other		1		100,000
INTL FIBERCOM INC		common stock	45950T101	 $         418 	46,000		other		1		46,000
INTRAWARE INC		common stock	46118M103	 $         300 	12,500		other		1		12,500
JAN BELL MARKETING INC	common stock	470760109	 $         308 	88,000		other		1		88,000
JONES APPAREL GROUP INC	common stock	480074103	 $      7,961 	232,000		other		1		232,000
KELLSTROM INDS INC		common stock	488035106	 $         898 	49,200		other		1		49,200
KENNETH COLE PROD-A	common stock	193294105	 $      7,025 	252,000		other		1		252,000
KRAUSE'S FURNITURE INC	common stock	500760202	 $      2,808 	956,048		other		1		956,048
MCNAUGHTON APPAREL GRP	common stock	582524104	 $      1,466 	175,000		other		1		175,000
METTLER-TOLEDO INT'L	common stock	592688105	 $      2,550 	100,000		other		1		100,000
METZLER GROUP INC		common stock	592903108	 $         967 	35,000		other		1		35,000
MOVADO GROUP		common stock	624580106	 $         388 	15,000		other		1		15,000
NATURAL WONDERS INC	common stock	639014109	 $         479 	119,800		other		1		119,800
NOVEL DENIM HOLDINGS 	common stock	2083399		 $      1,020 	126,000		other		1		126,000
NTL INCORPORATED		common stock	629407107	 $      9,900 	114,867		other		1		114,867
OPEN MARKET INC		common stock	68370M100	 $         426 	30,000		other		1		30,000
PICTURETEL CORP		common stock	720035302	 $      2,852 	356,500		other		1		356,500
POLO RALPH LAUREN CORP	common stock	731572103	 $         380 	20,000		other		1		20,000
PREMIERE TECHNOLOGIES 	common stock	74058F102	 $         891 	77,500		other		1		77,500
PSINET INC			common stock	74437C101	 $      1,094 	25,000		other		1		25,000
QUIKSILVER INC		common stock	74838C106	 $      3,104 	119,100		other		1		119,100
RELIANCE GROUP HOLDINGS	common stock	759464100	 $      1,190 	160,000		other		1		160,000
STEVEN MADDEN LTD		common stock	556269108	 $         915 	67,500		other		1		67,500
SUNTERRA CORPORATION	common stock	86787D109	 $      4,739 	340,000		other		1		340,000
SYMANTEC CORP		common stock	871503108	 $         510 	20,000		other		1		20,000
TELESPECTRUM WORLDWIDE common stock	87951U109	 $      2,059 	265,700		other		1		265,700
TIMBERLAND COMPANY-CL A	common stock	887100105	 $      2,382 	35,000		other		1		35,000
TITAN CORP			common stock	888266103	 $      1,652 	150,200		other		1		150,200
TJX COMPANIES INC		common stock	872540109	 $      2,498 	75,000		other		1		75,000
TOMMY HILFIGER CORP	common stock	G8915Z102	 $      7,691 	105,000		other		1		105,000
TRAVELERS PROP CAS-CL A	common stock	893939108	 $      4,069 	104,000		other		1		104,000
UNION PACIFIC RESOURCES 	common stock	907834105	 $         685 	42,000		other		1		42,000
UNITED RETAIL GROUP INC	common stock	911380103	 $      4,916 	325,000		other		1		325,000
UTI ENERGY CORP		common stock	903387108	 $         840 	50,700		other		1		50,700
VETERINARY CTRS OF AMER	common stock	925514101	 $      2,034 	150,000		other		1		150,000
WASTE MANAGEMENT INC	common stock	94106L109	 $      1,075 	20,000		other		1		20,000
WET SEAL INC  -CL A		common stock	961840105	 $      8,479 	296,200		other		1		296,200
WHOLE FOODS MARKET INC	common stock	966837106	 $      4,614 	96,000		other		1		96,000
WILLIAMS-SONOMA INC	common stock	969904101	 $      3,046 	87,500		other		1		87,500

	TOTAL							 $  159,404
